SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - Notable Labs Inc [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Accounts receivable	$ 8	$ 48
Employee retention credit	1,237	1,293
Prepaid expenses	119	296
Prepaid benefits	37	48
Prepaid clinical expenses	6	116
Total prepaid expenses and other current assets	$ 1,407	$ 1,801